                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05793

             Morgan Stanley Municipal Income Opportunities Trust II
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                   Date of fiscal year end: February 28, 2006

                     Date of reporting period: May 31, 2005


ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST II
PORTFOLIO OF INVESTMENTS MAY 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                               COUPON       MATURITY
THOUSANDS                                                                                RATE          DATE              VALUE
---------                                                                               ------       --------         ------------
            TAX-EXEMPT MUNICIPAL BONDS (97.5%)
            Educational Facilities Revenue  (6.4%)
$   1,200   ABAG Finance Authority for Nonprofit Corporations, California,               7.50%       05/01/11           $1,253,448
               National Center for International Schools COPs
    2,000   San Diego County, California, The Burnham Institute COPs                     6.25        09/01/29            2,110,280
    1,000   Volusia County Educational Facilities Authority, Florida, Embry-             6.125       10/15/26            1,051,810
               Riddle Aeronautical University Ser 1996 A
    1,000   Illinois Finance Authority, Fullerton Village Student Housing                5.125       06/01/35            1,010,780
               Ser 2004 A
      500   South Berwick, Maine, Berwick Academy Ser 1998                               5.55        08/01/23              509,820
            New Hampshire Higher Educational & Health Facilities Authority,
    2,000      Brewster Academy Ser 1995                                                 7.50        06/01/26            2,084,160
    1,500      Colby-Sawyer College Ser 1996                                             6.75        06/01/25            1,540,170
---------                                                                                                             ------------
    9,200                                                                                                                9,560,468
---------                                                                                                             ------------

            Hospital Revenue  (24.0%)
    2,000   Colbert County - Northwest Health Care Authority, Alabama, Helen             5.75        06/01/27            2,086,300
               Keller Hospital Ser 2003
    1,500   Arizona Health Facilities Authority, John C Lincoln Health Ser 2002          6.375       12/01/37            1,667,355
    2,000   Baxter County, Arkansas, Baxter County Regional Hospital Impr &              5.625       09/01/28            2,064,540
               Refg Ser 1999 B
    3,000   Colorado Health Facilities Authority, Poudre Valley Ser 2005 F               5.00        03/01/25            3,089,640
    1,500   Indiana Health Facility Financing Authority, Riverview Hospital              6.125       08/01/31            1,626,945
               Ser 2002
    1,000   Maryland Health & Higher Educational Facilities Authority,                   6.75        07/01/30            1,128,820
               University of Maryland Medical Center Ser 2000
      750   Massachusetts Development Finance Authority, Evergreen Center                5.50        01/01/35              762,360
               Ser 2005
      600   Gaylord Hospital Financing Authority, Michigan, Otsego Memorial              6.50        01/01/37              611,688
               Hospital Ser 2004
    1,000   Nevada, Missouri, Nevada Regional Medical Center Ser 2001                    6.75        10/01/31            1,034,280
            Henderson, Nevada,
    3,000      Catholic Health West Ser 2004 A                                           5.625       07/01/24            3,250,410
    2,000      Catholic Health West Ser 1998 A                                           5.125       07/01/28            2,038,420
            New Hampshire Higher Educational & Health Facilities Authority,
    1,000      Littleton Hospital Association Ser 1998 B                                 5.80        05/01/18            1,036,650
    2,000      Littleton Hospital Association Ser 1998 B                                 5.90        05/01/28            2,013,420
    2,000   New Jersey Health Care Facilities Financing Authority, Raritan Bay           7.25        07/01/27            2,085,600
               Medical Center Ser 1994
    2,000   Dutchess County Development Agency, New York, St Francis                     7.50        03/01/29            2,097,580
               Hospital Refg Ser 2004 A
      720   Nassau County Industrial Development Agency, New York, North                 5.625       11/01/10              778,306
               Shore Health Ser C**
    1,000   Oklahoma Development Finance Authority, Comanche County                      6.60        07/01/31            1,122,410
               Hospital 2000 Ser B
    1,000   St Mary Hospital Authority, Pennsylvania, Catholic Health East               5.375       11/15/34            1,056,350
               2004 Ser B
    2,000   South Carolina Jobs Economic Development Authority, Palmetto                 6.875       08/01/27            2,312,580
               Health Refg & Impr Ser 2003 C
    1,000   Knox County Health, Educational & Housing Facility Board,                    6.50        04/15/31            1,048,800
               Tennessee, Baptist Health of East Tennessee Ser 2002
    1,000   Decatur Hospital Authority, Texas, Wise Regional Health Ser                  7.125       09/01/34            1,086,540
               2004 A

PRINCIPAL
AMOUNT IN                                                                               COUPON       MATURITY
THOUSANDS                                                                                RATE          DATE              VALUE
---------                                                                               ------       --------         ------------
    1,750   Wisconsin Health & Educational Facilities Authority, Beaver Dam              6.75        08/15/34            1,840,335
               Community Hospital Ser 2004 A
---------                                                                                                             ------------
   33,820                                                                                                               35,839,329
---------                                                                                                             ------------

            Industrial Development/Pollution Control Revenue  (16.8%)
    2,000   Los Angeles, California, American Airlines Inc Terminal 4                    7.50        12/01/24            2,095,660
               Ser 2002 C (AMT)
      915   Metropolitan Washington Airports Authority, District of Columbia &          10.125       09/01/11              916,327
               Virginia, CaterAir International Corp Ser 1991 (AMT)++
    2,000   Chicago, Illinois, United Airlines Inc Refg Ser 2001 C (a)                   6.30        05/01/16              299,920
    1,500   Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)                             6.00        06/01/27            1,545,030
    2,000   Perry County, Kentucky, TJ International Inc Ser 1997 (AMT)                  6.55        04/15/27            2,118,160
    1,000   New Jersey Economic Development Authority, Continental Airlines              6.625       09/15/12              945,250
               Inc Ser 1999 (AMT)
            New York City Industrial Development Agency, New York,
    2,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997 (AMT)                5.65        10/01/28            2,000,180
    2,000      7 World Trade Center Ser 2005 A                                           6.50        03/01/35            2,058,740
    1,250   Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A                         5.625       02/01/18            1,336,312
    2,000   Beaver County Industrial Development Authority, Pennsylvania,                7.75        05/01/20            2,085,300
               Toledo Edison Co Collateralized Ser 1995 B
    1,600   Carbon County Industrial Development Authority, Pennsylvania,                6.65        05/01/10            1,738,240
               Panther Creek Partners Refg 2000 Ser (AMT)
    1,000   Pennsylvania Economic Development Financing Authority, Reliant               6.75        12/01/36            1,076,530
               Energy Inc Ser 2001 A (AMT)
    1,000   Brazos River Authority, Texas, TXU Electric Co Refg Ser 1999 A               7.70        04/01/33            1,189,740
               (AMT)
            Pittsylvania County Industrial Development Authority, Virginia,
      600      Multi-Trade LP Ser 1994 A (AMT)                                           7.45        01/01/09              615,090
    3,000      Multi-Trade LP Ser 1994 A (AMT)                                           7.55        01/01/19            3,075,510
    2,000   Upshur County, West Virginia, TJ International Inc Ser 1995 (AMT)            7.00        07/15/25            2,053,180
---------                                                                                                             ------------
   25,865                                                                                                               25,149,169
---------                                                                                                             ------------

            Mortgage Revenue - Multi-Family  (2.3%)
      500   Honolulu, Hawaii, Waipahu Towers GNMA Collateralized 1995                    6.90        06/20/35              510,605
               Ser A (AMT)
            Alexandria Redevelopment & Housing Authority, Virginia,
    2,000      Courthouse Commons Apts Ser 1990 A (AMT)                                 10.00        01/01/21            1,829,320
    9,504      Courthouse Commons Apts Ser 1990 B (AMT)                                  0.00        01/01/21            1,027,822
---------                                                                                                             ------------
   12,004                                                                                                                3,367,747
---------                                                                                                             ------------

            Mortgage Revenue - Single Family  (0.8%)
      450   Colorado Housing Finance Authority, 1998 Ser B-3                             6.55        05/01/25              455,724
      325   Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1 (AMT)                    6.45        09/01/29              327,561
      320   Missouri Housing Development Commission, Homeownership                       7.50        03/01/31              335,741
               GNMA/FNMA Collateralized 2000 Ser A-1 (AMT)
---------                                                                                                             ------------
    1,095                                                                                                                1,119,026
---------                                                                                                             ------------

            Nursing & Health Related Facilities Revenue  (10.1%)
            Orange County Health Facilities Authority, Florida,
      500      Orlando Lutheran Towers Inc. Ser 2005 (WI)                                5.70        07/01/26              503,020
    2,000      Westminister Community Care Services Inc Ser 1999                         6.75        04/01/34            1,977,220
    1,000   Pinellas County Health Facilities Authority, Florida, Oaks of                6.25        06/01/34            1,056,910
               Clearwater Ser 2004
    2,920   Iowa Health Facilities Development Financing Authority, Care                 9.25        07/01/25            3,574,898
               Initiatives Ser 1996
      675   Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003                                 6.50#       01/01/29              674,143
      900   Westside Habilitation Center, Louisiana, Intermediate Care Facility          8.375       10/01/13              910,287
               for the Mentally Retarded Refg Ser 1993

PRINCIPAL
AMOUNT IN                                                                               COUPON       MATURITY
THOUSANDS                                                                                RATE          DATE              VALUE
---------                                                                               ------       --------         ------------
    1,375   Massachusetts Development Finance Agency, New England Center                 5.875       11/01/18            1,391,376
               for Children Ser 1998
    1,000   St Louis County Industrial Development Authority, Missouri,                  6.625       11/15/35            1,023,310
               Pediatric Rehabilitation Center Ser 2003 A
    1,000   Mount Vernon Industrial Development Agency, New York,                        6.15        06/01/19            1,031,810
               Meadowview at the Wartburg Ser 1999
    2,940   Chester County Industrial Development Authority, Pennsylvania,               8.50        05/01/32            2,977,073
               RHA/PA Nursing Home Inc Ser 1989
---------                                                                                                             ------------
   14,310                                                                                                               15,120,047
---------                                                                                                             ------------

            Recreational Facilities Revenue  (8.8%)
    2,000   Sacramento Financing Authority, California, Convention Center                6.25        01/01/30            2,119,400
               Hotel 1999 Ser 2000 A
            Mashantucket (Western) Pequot Tribe, Connecticut,
    1,010      Special 1996 Ser A (b)                                                    6.40        09/01/11            1,063,530
    1,000      Special 1997 Ser B (b)                                                    5.75        09/01/27            1,036,630
    1,500   Mohegan Tribe of Indians, Connecticut, Gaming Authority Ser 2001             6.25        01/01/31            1,626,825
    2,000   Overland Park Development Corporation, Kansas, Convention                    7.375       01/01/32            2,194,240
               Center Hotel Ser 2000 A
    3,000   St Louis Industrial Development Authority, Missouri, Kiel Center             7.75        12/01/13            3,056,700
               Refg Ser 1992 (AMT)
    2,000   Austin, Texas, Convention Center Hotel Senior Ser 2000 A                     6.70        01/01/32            2,131,200
---------                                                                                                             ------------
   12,510                                                                                                               13,228,525
---------                                                                                                             ------------

            Retirement & Life Care Facilities Revenue  (16.5%)
    1,000   St Johns County Industrial Development Authority, Florida,                   8.00        01/01/30            1,083,820
               Glenmoor Ser 1999 A
    1,000   Hawaii Department of Budget & Finance, Kahala Nui 2003 Ser A                 8.00        11/15/33            1,150,430
            Illinois Health Facilities Authority,
    2,000      Smith Crossing Ser 2003 A                                                 7.00        11/15/32            2,038,160
    1,000      Villa St Benedict Ser 2003 A-1                                            6.90        11/15/33            1,030,730
    1,500   Westminster, Maryland, Carol Lutheran Village Inc 2004 Ser A                 6.25        05/01/34            1,599,480
    1,500   Massachusetts Development Finance Agency, Loomis Communities                 5.75        07/01/23            1,474,290
               Ser 1999 A
            New Jersey Economic Development Authority,
    1,000      Cedar Crest Village Inc Ser 2001 A                                        7.25        11/15/31            1,073,320
    2,000      Franciscan Oaks Ser 1997                                                  5.75        10/01/23            2,013,220
      500      The Presbyterian Home at Montgomery Ser 2001 A                            6.375       11/01/31              518,320
    1,000      United Methodist Homes of New Jersey Ser 1998                             5.125       07/01/25              950,040
    1,000   North Carolina Medical Care Commission, Given Estate Ser 2003 A              6.50        07/01/32            1,080,110
    1,000   Montgomery County Industry Development Authority, Pennsylvania,              6.25        02/01/35            1,041,860
               Whitemarsh Community Ser 2005
    1,000   Shelby County Health, Educational & Housing Facilities Board,                7.25        12/01/34            1,043,620
               Tennessee, Village at Germantown Ser 2003 A
    1,000   Houston Health Facilities Development Corporation, Texas,                    7.125       02/15/34            1,080,570
               Buckingham Senior Living Community Ser 2004 A
    2,000   Vermont Economic Development Authority, Wake Robin Corp                      6.75        03/01/29            2,000,660
               Ser 1999 A
    4,590   Chesterfield County Industrial Development Authority, Virginia,              6.50        01/01/28            4,422,024
               Brandermill Woods Ser 1998
    1,000   Peninsula Ports Authority of Virginia, Virginia Baptist Homes                7.375       12/01/32            1,099,170
               Ser 2003 A
---------                                                                                                             ------------
   24,090                                                                                                               24,699,824
---------                                                                                                             ------------

            Tax Allocation Revenue  (6.6%)
    1,000   Orange County Community Facilities District #86-2, California,               5.55        08/15/17            1,043,030
               1998 Ser A
    2,000   Elk Valley Public Improvement Corporation, Colorado, Ser 2001 A              7.30        09/01/22            2,162,060
    1,000   Chicago, Illinois, Lake Shore East Ser 2002                                  6.75        12/01/32            1,043,780

PRINCIPAL
AMOUNT IN                                                                               COUPON       MATURITY
THOUSANDS                                                                                RATE          DATE              VALUE
---------                                                                               ------       --------         ------------
    2,000   Annapolis, Maryland, Park Place Ser 2005 A                                   5.35        07/01/34            2,031,420
    2,000   Des Peres, Missouri, West County Center Ser 2002                             5.75        04/15/20            2,077,360
    1,000   Clark County, Nevada, Special Impr District 142 Mountains Edge               6.375       08/01/23            1,031,880
               Ser 2003
      500   Allegheny County Redevelopment Authority, Pennsylvania,                      5.60        07/01/23              527,140
               Pittsburgh Mills Ser 2004
---------                                                                                                             ------------
    9,500                                                                                                                9,916,670
---------                                                                                                             ------------

            Transportation Facilities Revenue  (1.4%)
      955   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg                    5.85        10/01/13            1,043,414
               Ser 1993 A (Ambac)
    1,000   Nevada Department of Business & Industry, Las Vegas Monorail                 7.375       01/01/40            1,048,470
               2nd Tier Ser 2000
---------                                                                                                             ------------
    1,955                                                                                                                2,091,884
---------                                                                                                             ------------

            Other Revenue  (2.3%)
    1,000   Carlsbad Assessment District No 2002-2001, California,                       5.20        09/02/35            1,010,330
               Poinsettia Lane East Ser 2005 A
      750   Lincolnshire, Illinois, Special Service Area No 1 Sedgebrook                 6.25        03/01/34              800,212
               Ser 2004
    1,500   New Jersey Economic Development Authority, Cigarette Tax                     5.75        06/15/34            1,607,445
               Ser 2004
---------                                                                                                             ------------
    3,250                                                                                                                3,417,987
---------                                                                                                             ------------
            Refunded (1.5%)
    2,000   Capistrano Unified School District, California, Community Facilities         5.75        09/01/09+           2,228,540
               District #98-2 Ladera Ser 1999 Special Tax
---------                                                                                                             ------------
  149,599   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $140,616,580)                                                       145,739,216
---------                                                                                                             ------------

            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (1.1%)
      240   Idaho Health Facilities Authority, St Luke's Regional Medical Center         2.86*       07/01/30              240,000
               Ser 2000 (FSA) (Demand 06/01/05)
    1,400   North Central Texas Health Facilities Development Corporation,               2.86*       12/01/15            1,400,000
---------                                                                                                             ------------
            Presbyterian Medical Center Ser 1985 D (MBIA) (Demand 06/01/05)
    1,640   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $1,640,000)                                          1,640,000
---------                                                                                                             ------------

$ 151,239   TOTAL INVESTMENTS (Cost $142,256,580 (c) (d)                                                98.6%          147,379,216
=========

            OTHER ASSETS IN EXCESS OF LIABILITIES                                                        1.4             2,148,762
                                                                                                     --------         ------------

            NET ASSETS                                                                                 100.0%         $149,527,978
                                                                                                     ========         ============

----------

AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

WI    Security purchased on a when-issued basis.

*     Current coupon of variable rate demand obligation.

** This security has been physically segregated in connection with open futures contracts in an amount equal to $44,250.

#     Currently a 6.50% coupon; increases to 8.00% on January 1, 2009.

+     Prerefunded to call date shown.

++    Joint exemption in locations shown.

(a)   Issuer in bankruptcy; non-income producing security.

(b)   Resale is restricted to qualified institutional investors.

(c) Securities have been designated as collateral in an amount equal to $8,671,063 in connection with open futures contracts and the purchase of a when-issued security.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,216,542 and the aggregate gross unrealized depreciation is $3,018,776, resulting in net unrealized appreciation of $5,197,766.

Bond Insurance:

Ambac   Ambac Assurance Corporation.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at May 31, 2005:

                                                                                            UNREALIZED
NUMBER OF                           DESCRIPTION/DELIVERY            UNDERLYING FACE        APPRECIATION/
CONTRACTS       LONG/SHORT             MONTH AND YEAR               AMOUNT AT VALUE       (DEPRECIATION)
---------       ----------             --------------               ---------------       --------------
   60             Short          U.S. Treasury Notes 5 Year          $(6,525,938)             $2,178
                                       September 2005

   15             Short          U.S. Treasury Notes 10 Year          (1,698,984)            (11,994)
                                       September 2005
                                                                                             --------
                                  Net unrealized depreciation                                $(9,816)
                                                                                             =======

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                Based on Market Value as a Percent of Net Assets

Alabama                                                                  1.4%
Arizona                                                                  1.1
Arkansas                                                                 1.4
California                                                               7.9
Colorado                                                                 3.8
Connecticut                                                              2.5
Dist of Columbia                                                         0.6
Florida                                                                  4.5
Hawaii                                                                   1.1
Idaho                                                                    0.2
Illinois                                                                 4.4
Indiana                                                                  1.1
Iowa                                                                     3.9
Kansas                                                                   1.5
Kentucky                                                                 1.4
Louisiana                                                               0.6
Maine                                                                    0.3
Maryland                                                                 3.2
Massachusetts                                                            2.4
Michigan                                                                 0.4
Missouri                                                                 5.0
Nevada                                                                   4.9
New Hampshire                                                            4.5
New Jersey                                                               6.2
New York                                                                 5.3
North Carolina                                                           0.7
Ohio                                                                     0.9
Oklahoma                                                                 0.8
Pennsylvania                                                             7.0
South Carolina                                                           1.6
Tennessee                                                                1.4
Texas                                                                    4.6
Vermont                                                                  1.3
Virginia                                                                 8.7
West Virginia                                                            1.4
Wisconsin                                                                1.2
Joint exemptions*                                                       (0.6)
                                                                        ----
Total+                                                                  98.6%
                                                                        ====

------------

*     Joint exemptions have been included in each geographic locations.

+ Does not include open short futures contracts with an underlying face amount $8,224,922, with net unrealized depreciation of $9,816.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust II

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005


                                       3